Bank Loans (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of outstanding balance of short-term bank loans
	December 31, 2021	December 31, 2020

Loan from Bank of Communication	$1,569,218	$1,532,567
Loan from Bank of China	470,765	766,284
Loan from Guangfa Bank	2,353,828	2,298,850
	$4,393,811	$4,597,701